Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Sep. 25, 2011 Entity	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Summary Of Significant Accounting Policies [Line Items]
Proceeds from conditional liability			$ 2,700,000
Number of years to maintain qualified status			7 years
Conditional liability			2,700,000
Number of new entities created			2
Basis for expected future cash flows, period				5 years		5 years
Assumed weighted average cost of capital						8.50%
Sales growth rate projection, period						5 years
Advertising Expense						37,260,000	50,106,000	40,725,000
Vesting period				5 years		5 years
Insurance stop loss limit						250,000
Amortization	3,872,000	3,879,000		11,616,000	11,647,000	15,828,000	16,175,000	17,170,000
Capitalized internal use software net book value	115,351,000			115,351,000		126,967,000	142,796,000
Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Plant assets weighted average estimated remaining useful lives						12 years
Machinery and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Plant assets weighted average estimated remaining useful lives						6 years
Software and Software Development Costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization						4,723,000	4,221,000	5,030,000
Capitalized internal use software net book value						11,276,000	9,503,000
Useful life threshold to capitalize						1 year
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Projected sale growth rate						3.00%
Maximum [Member] | Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Plant assets useful life						45 years
Maximum [Member] | Machinery and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Plant assets useful life						15 years
Maximum [Member] | Software and Software Development Costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset useful life						3 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Projected sale growth rate						1.00%
Minimum [Member] | Software and Software Development Costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset useful life						2 years 6 months
Cost of products sold
Summary Of Significant Accounting Policies [Line Items]
Gain (loss) from foreign currency transactions						344,000	1,537,000	3,388,000
Other Long Term Liabilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Conditional liability			$ 2,700,000